Significant Accounting Policies - Schedule of Disaggregation of the Company’s Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 3,222,435	$ 2,868,494	$ 2,926,578
Percentage of Total revenue	100.00%	100.00%	100.00%
Event management services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 2,488,183	$ 2,235,481	$ 2,267,221
Percentage of Total revenue	77.20%	77.90%	77.50%
Stage production services [Member]
Schedule of Disaggregation of the Company’s Revenue [Line Items]
Total revenue	$ 734,252	$ 633,013	$ 659,357
Percentage of Total revenue	22.80%	22.10%	22.50%